Financial instruments and risk management - Interest rate risk (Details) $ in Thousands			12 Months Ended
	Nov. 03, 2021	Jul. 19, 2019 item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / $	Apr. 29, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 ₡ / $	Dec. 31, 2023 Q / $	Dec. 31, 2023 $ / $	Oct. 31, 2023	Sep. 20, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $	Mar. 31, 2021 USD ($)
Financial instruments and risk management
Spread on interest rate basis			0.25%											0.25%
End of period exchange rate					20.5835	17.1883			16.89	524.7900	7.8301	3,822.05					19.36	594.9700	7.8515	4,810.20	645.900	7.7285	3,981.16
Fair value of financial instruments designated as hedging instruments																								$ 410,000
Net (loss) gain on cash flow hedges			$ (1,175)	$ 336	$ 957
Fair value
Financial instruments and risk management
Net (loss) gain on cash flow hedges			(1,175)	336	80,033
Fair value | Interest rate Cap
Financial instruments and risk management
Net (loss) gain on cash flow hedges			$ (1,175)	$ 336	(128)
CEBUR (VOLARCB19)
Financial instruments and risk management
Number of caplets | item		59
CEBUR (VOLARCB19) | Fair value
Financial instruments and risk management
Increase in rate			0.50%	0.50%
Decrease in rate			(0.50%)	(0.50%)
Decrease in caplets due to increase in interest hedging instruments			$ 14	$ (121)
Increase in caplets due to decrease in interest hedging instruments			(13)	121
CEBUR (VOLARCB21L)
Financial instruments and risk management
Number of caplets	59
CEBUR (VOLARCB21L) | Interest rate Cap
Financial instruments and risk management
Notional amount (in USD)							187,400	3,160,000,000							116,200	2,250,000,000
Fair value of financial instruments designated as hedging instruments							$ 1,683								$ 1,585
Net (loss) gain on cash flow hedges			922	109
Amortization of the intrinsic value			$ 579	$ 161	$ 69
CEBUR (VOLARCB21L) | Fair value
Financial instruments and risk management
Increase in rate			0.50%	0.50%
Decrease in rate			(0.50%)	(0.50%)
Decrease in caplets due to increase in interest hedging instruments			$ (269)	$ (590)
Increase in caplets due to decrease in interest hedging instruments			$ 311	$ 590
CEBUR (VOLARCB23) | Fair value
Financial instruments and risk management
Increase in rate			0.50%
Decrease in rate			(0.50%)
Decrease in caplets due to increase in interest hedging instruments			$ 132
Increase in caplets due to decrease in interest hedging instruments			$ (89)
28-day TIIE
Financial instruments and risk management
Spread on interest rate basis			2.40%	2.50%
28-day TIIE | CEBUR (VOLARCB23)
Financial instruments and risk management
Spread on interest rate basis													13.00%
28-day TIIE | Maximum
Financial instruments and risk management
Spread on interest rate basis			10.00%